Acquisitions and Dispositions (Schedule of Unaudited Pro Forma Information) (Detail) - Dominion Energy Questar Corporation - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018 [1]	Sep. 30, 2019 [1]	Sep. 30, 2018
Business Acquisition [Line Items]
Operating Revenue	$ 4,269	$ 4,356	$ 13,104	$ 12,902
Net income attributable to Dominion Energy	$ 1,029	$ 923	$ 1,991	$ 2,054
Earnings Per Common Share – Basic	$ 1.28	$ 1.23	$ 2.47	$ 2.74
Earnings Per Common Share – Diluted	$ 1.26	$ 1.23	$ 2.44	$ 2.74

[1]	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.